Subsequent events (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions			1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 09, 2022 CAD ($) $ / shares Rate shares	Feb. 07, 2022 USD ($) $ / shares shares	Feb. 24, 2022 $ / shares	Feb. 18, 2022 shares	Jan. 25, 2022 USD ($) share $ / shares Rate	Jan. 25, 2022 USD ($) a Ounce share Rate	Feb. 24, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Normal course issuer bid purchase of common shares (shares) | shares								2,103,366	429,722
Normal course issuer bid purchase of common shares								$ 30,791	$ 3,933
Average acquisition price per share | $ / shares								$ 14.64	$ 9.15
Osisko Development Corp [Member] | Bought deal private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share subscriptions issued in a private placement | shares									13,350,000
Subscription price per share | $ / shares									$ 7.50
Total gross proceeds from private placement									$ 100,100
Exercise price of warrants granted | $ / shares									$ 10.00
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable amount per share | $ / shares			$ 0.055
Date on which dividends are payable			April 14, 2022
Subsequent events [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants expired during period | shares				5,480,000
Subsequent events [Member] | 2022 NCIB program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Normal course issuer bid purchase of common shares (shares) | shares							347,492
Normal course issuer bid purchase of common shares							$ 4,900
Average acquisition price per share | $ / shares							$ 14.04
Subsequent events [Member] | Osisko Development Corp [Member] | Acquisition of Tintic [Member] | IG Tintic LLC and Ruby Hollow LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired | Rate					100.00%	100.00%
Percentage of production rights acquired | Rate						100.00%
Non-patented area of mineral covered by claims | a						17,000
Patented area of mineral covered by claims | a						14,200
Consideration transferred, acquisition-date fair value					$ 177.0	$ 177.0
Cash transferred					54.0	54.0
Equity interests of acquirer					$ 123.0	$ 123.0
Number of instruments or interests issued or issuable | share					35,099,611	35,099,611
Price per share under acquisition | $ / shares					$ 4.32
Value of annual equal instalments deferred payments payable					$ 12.5	$ 12.5
Period of annual equal instalments deferred payments payable						5 years
Number of NSR						two
NSR royalty percentage | Rate						1.00%
Percentage of each buyback right | Rate						50.00%
Value of each buyback right						$ 7.5
Exercise period of each buyback right						5 years
Percentage of Net Smelter Returns considered for financial equivalent | Rate						10.00%
Value of loan owed for set off					5.0	$ 5.0
Value of contingent liability upon commencement of production					10.0	10.0
Subsequent events [Member] | Osisko Development Corp [Member] | Non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share subscriptions issued in a private placement | shares		31,500,000
Subscription price per share | $ / shares		$ 3.50
Total gross proceeds from private placement		$ 110.3
Subsequent events [Member] | Osisko Development Corp [Member] | Non-brokered private placement [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants granted | $ / shares		$ 6.00
Exercise period of warrant		5 years
Subsequent events [Member] | Osisko Development Corp [Member] | Bought deal private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share subscriptions issued in a private placement | shares	20,225,000
Subscription price per share | $ / shares	$ 4.45
Total gross proceeds from private placement	$ 90,000
Exercise price of warrants granted | $ / shares	$ 7.60
Number of additional common shares issued during period | shares	3,033,750
Value of additional common shares issued during period	$ 13,500
Percentage of commissions payable | Rate	50.00%
Subsequent events [Member] | Osisko Bermuda [Member] | Acquisition of metal stream with a wholly-owned subsidiary of Osisko Development
Disclosure of non-adjusting events after reporting period [line items]
Value of upfront cash payment						20.0
Cash consideration payable on closing of transaction					$ 40.0	$ 40.0
Metal production percentage delivery of all metals | Rate						5.00%
Delivery of gold, ounces | Ounce						53,400
Metals production percentage after the delivery of 53,400 ounces of gold | Rate						4.00%